Financial Instruments - Timing Associated with Remaining Contractual Payments Relating to Financial Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Non-derivative financial liabilities
Accounts payable and accrued liabilities	$ 22,557	$ 13,553
Non-Derivative Financial Instrument [Member]
Non-derivative financial liabilities
Accounts payable and accrued liabilities	22,557
Performance share units	34,819
Financial liabilities and contractual commitments, undiscounted cash flows	57,376
Non-Derivative Financial Instrument [Member] | 2026 [member]
Non-derivative financial liabilities
Accounts payable and accrued liabilities	22,557
Performance share units	21,604
Financial liabilities and contractual commitments, undiscounted cash flows	44,161
Non-Derivative Financial Instrument [Member] | 2027 - 2028 [member]
Non-derivative financial liabilities
Performance share units	13,215
Financial liabilities and contractual commitments, undiscounted cash flows	13,215
Non-Derivative Financial Instrument [Member] | 2029 - 2030 [member]
Non-derivative financial liabilities
Performance share units	0
Financial liabilities and contractual commitments, undiscounted cash flows	$ 0